Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Uncollectible allowance	$ 177,793		$ 483,124
Lease term	12 months
Lease concessions	$ 276,586
Lease concessions received	127,303		53,502
Operating lease liabilities	84,368		232,189
ROU assets	84,368		232,189
Other non-current liabilities	889,147
Royalty fee	$ 492	¥ 60,000
Products sold in percentage	75.00%	75.00%
Deferred revenue	$ 104,663		186,046
Deferred revenue recognized	182,871		531,612	165,479
Unredeemed membership points	$ 104,663
Tax benefit percentage	50.00%	50.00%
Shipping and handling expenses	$ 13,481,078		10,977,722	3,026,823
Advertising expenses	2,847,383		2,440,443	$ 527,934
Cash deposit	$ 17,568,176		$ 16,320,040
Total revenue percentage	10.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage			11.50%	12.10%
Accounts receivable percentage			16.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage			10.30%
Accounts receivable percentage			15.50%
Third-Party Platform Operators [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	29.50%	29.50%	13.80%
Third-Party Platform Operators One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	11.90%	11.90%	10.60%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	30.10%	30.10%	34.90%	25.90%
Suppliers Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	19.70%	19.70%	28.20%	17.10%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage	17.90%	17.90%		15.30%
Suppliers Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases in percentage				13.40%
Equity Investment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest voting percentage	20.00%
Equity Investment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest voting percentage	50.00%